Subsequent Events	12 Months Ended
Dec. 31, 2023
Subsequent Events [Abstract]
Subsequent Events

Note 15 – Subsequent Events

On February 27, 2024 (the “Grant Date”), the Compensation Committee of the Board of Directors (the “Board”) of the Company granted stock awards of 300,000 ordinary shares of the Company, par value $0.00025, pursuant to the Company’s 2021 Omnibus Equity Plan, to four officers and employees of the Company and subsidiaries of its operating variable interest entity (the “Grantees”), including 75,000 shares to Mr. Yi Shao, Chief Executive Officer of the Company (collectively, the “Grants”).  The Grants vested immediately on the Grant Date and each of the Grantees also entered into an Unrestricted Stock Award Agreement with the Company on February 27, 2024. The grants were valued at approximately $573,000 on grant date.

Schedule I - Condensed Parent Company Financial Information

The Company performed a test on the restricted net assets of its consolidated subsidiaries in accordance with the Securities and Exchange Commission Regulation S-X Rule 5-04 and concluded that it was applicable for the Company to disclose the financial statements for the parent company.

The subsidiary did not pay any dividends to the Company for the periods presented. For the purpose of presenting parent only financial information, the Company records its investment in its subsidiaries and VIEs under the equity method of accounting. Such investments are presented on the separate condensed balance sheets of the Company as “Investment in subsidiaries and VIEs” and the income of the subsidiaries and VIEs is presented as “Equity income of subsidiaries and VIEs”. Certain information and footnote disclosures generally included in financial statements prepared in accordance with U.S. GAAP are not required.

CONDENSED BALANCE SHEETS

	December 31,	December 31,
	2023	2022
ASSETS
CURRENT ASSETS
Cash and cash equivalents	$14,979,793	$14,452,747
Other current asset	16,000	1,324,063
Escrow	-	600,000
Other receivable - intercompany	3,309,212	3,224,949
Total current assets	18,305,005	19,601,759

OTHER ASSETS
Investment in subsidiary	37,876,525	39,653,486
Total other assets	37,876,525	39,653,486

Total assets	$56,181,530	$59,255,245

LIABILITIES AND SHAREHOLDERS’ EQUITY

CURRENT LIABILITIES
Accounts payable	$1,062,484	$70,000
Other payables - intercompany	9,569,397	9,569,397
Total current liabilities	10,631,881	9,639,397

Total liabilities	10,631,881	9,639,397

COMMITMENTS AND CONTINGENCIES

SHAREHOLDERS’ EQUITY
Preferred shares, $0.00005 par value, 100,000,000 shares authorized, no shares issued and outstanding as of December 31, 2023 and December 31, 2022, respectively	-	-
Ordinary shares, $0.00025 par value, 180,000,000 shares authorized, 6,191,340 and 6,167,402 shares issued, 4,269,340 and 4,208,942 shares outstanding as of December 31, 2023 and December 31, 2022, respectively	1,543	1,542
Treasury shares, at cost, 1,922,000 shares issued as of December 31, 2023 and December 31, 2022, respectively	(481)	(481)
Additional paid-in capital	22,442,726	22,349,767
Subscription receivable	-	-
Statutory reserves	153,037	124,757
Retained earnings	24,688,559	28,315,319
Accumulated other comprehensive income (loss)	(1,735,735)	(1,175,056)
Total shareholders’ equity	45,549,649	49,615,848

Total liabilities and shareholders’ equity	$56,181,530	$59,255,245

CONDENSED STATEMENTS OF INCOME AND COMPREHENSIVE INCOME

	For the Years Ended December 31,
	2023	2022	2021

OPERATING EXPENSES:	$(2,309,152)	$(2,869,077)	$(3,501,857)

LOSS FROM OPERATIONS	(2,309,152)	(2,869,077)	(3,501,857)

OTHER INCOME (EXPENSE)	(1,289,328)	6,104,763	14,946,130

NET INCOME	$(3,598,480)	$3,235,686	$11,444,273
FOREIGN CURRENCY TRANSLATION ADJUSTMENTS	(560,679)	(2,273,012)	174,841
COMPREHENSIVE INCOME	$(4,159,159)	$962,674	$11,619,114

CONDENSED STATEMENTS OF CASH FLOWS

	For the Years Ended December 31,
	2023	2022	2021

Net cash provided by (used in) operating activities	$181,835	$(8,634,039)	$3,473,758
Net cash provided by (used in) investing activities	-	-	-
Net cash provided by (used in) financing activities	345,210	1,000,000	2,000,000
Net increase in cash and cash equivalents	527,045	(7,634,039)	5,473,758
CASH AND CASH EQUIVALENTS, beginning of year	14,452,748	22,086,787	16,613,029
CASH AND CASH EQUIVALENTS, end of year	$14,979,793	$14,452,748	$22,086,787